COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jul. 01, 2026 USD ($)	Jul. 01, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Loss Contingencies [Line Items]
Restricted cash equivalent			$ 347,122	¥ 2,354,964
Future minimum capital expenditure commitment			320,396
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Loss Contingencies [Line Items]
Capital			$ 800,000	¥ 5,427,100,000,000	$ 8,000,000.0	¥ 54,300,000		$ 8,800,000	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Capital	$ 50,000.00	¥ 314,400